Note 18 - Equity Incentive Plan - Summary of Information about Stock Options (Details) - Stock Options and Stock Appreciation Rights [Member] $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($) $ / shares shares
Options Outstanding, Number of outstanding (in shares) | shares	273,039
Options Exercisable, Number exercisable (in shares) | shares	122,932
Aggregate intrinsic value | $	$ 3,703
Aggregate intrinsic value | $	$ 1,790
Price Range 1 [Member]
Lower limit (in dollars per share)	$ 28.00
Options Outstanding, Number of outstanding (in shares) | shares	20,065
Upper limit (in dollars per share)	$ 38.00
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 32.66
Options Outstanding, Weighted average remaining contractual term (Year)	2 years 11 months 23 days
Options Exercisable, Number exercisable (in shares) | shares	8,487
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 32.35
Options Exercisable, Weighted average remaining contractual term (Year)	2 years 9 months 10 days
Price Range 2 [Member]
Lower limit (in dollars per share)	$ 38.01
Options Outstanding, Number of outstanding (in shares) | shares	252,974
Upper limit (in dollars per share)	$ 51.25
Options Outstanding, Weighted average exercise price (in dollars per share)	$ 41.86
Options Outstanding, Weighted average remaining contractual term (Year)	6 years 8 months 4 days
Options Exercisable, Number exercisable (in shares) | shares	114,445
Options Exercisable, Weighted average exercise price (in dollars per share)	$ 40.77
Options Exercisable, Weighted average remaining contractual term (Year)	5 years 8 months 26 days